Document and Entity Information	Oct. 01, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	APARTMENT INVESTMENT AND MANAGEMENT CO
Entity Central Index Key	0000922864
Entity Emerging Growth Company	false
Entity File Number	1-13232
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	84-1259577
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1450
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	833
Local Phone Number	373-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	AIV
Security Exchange Name	NYSE
AIMCO OP L.P. [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	AIMCO OP L.P.
Entity Central Index Key	0001820878
Entity Emerging Growth Company	false
Entity File Number	0-56223
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2460835
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1450
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	833
Local Phone Number	373-1300